Consolidated Statements of Changes in Stockholders' Equity (Deficit) / Members' Equity (Deficit) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019
Consolidated Statements of Changes in Stockholders' Equity (Deficit) / Members' Equity (Deficit)
Issuance of members' interest, offering costs	$ 837,156	$ 837,156